Financial instruments and financial risk management	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial instruments and financial risk management
25.
Financial instruments and financial risk management

Risks

In the normal course of its operations and through its financial assets and liabilities, the Group is exposed to the following risks:

•
credit risk
•
liquidity risk
•
market risk.

This note presents information about the Group’s exposure to each of the above risks, the Group’s objectives and processes for managing risk, and the Group’s management of capital. Further quantitative disclosures are included throughout these consolidated financial statements.

Risk management framework

The Group’s management identifies and analyzes the risks faced by the Group, sets appropriate risk limits and controls, and monitors risks and adherence to limits. Risk management is reviewed regularly to reflect changes in market conditions and the Group’s activities.

The Board of Directors has overall responsibility of the Group’s risk management framework. The Board of Directors monitors the Group’s risks through its audit committee. The audit committee reports regularly to the Board of Directors on its activities.

The Group’s audit committee oversees how management monitors and manages the Group’s risks and is assisted in its oversight role by the Group’s internal audit. Internal audit undertakes both regular and ad hoc reviews of risk, the results of which are reported to the audit committee.

a)
Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligation, and arises principally from the Group’s trade receivables. The Group grants credit to its customers in the ordinary course of business. Management believes that the credit risk of trade receivables is limited due to the following reasons:

•
There is a broad base of customers with dispersion across different market segments;
•
No single customer accounts for more than 5% of the Group’s revenue;
•
Approximately 91.4% (2023 – 89.9%) of the Group’s trade receivables are not past due or 30 days or less past due;
•
Bad debt expense has been less than 0.3% of consolidated revenues for the last 2 years.

Exposure to credit risk

The Group’s maximum credit exposure corresponds to the carrying amount of the financial assets. The maximum exposure to credit risk at the reporting date was:

	December 31, 2024	December 31, 2023
Trade and other receivables	927,654	894,771

Impairment losses

The aging of trade and other receivables at the reporting date was:

		Allowance for		Allowance for
		expected		expected
	Total	credit loss	Total	credit loss
	2024	2024	2023	2023
Not past due	646,859	2,145	619,888	1,817
Past due 1 – 30 days	174,343	2,526	159,928	2,909
Past due 31 – 60 days	52,700	7,578	47,529	8,727
Past due more than 60 days	79,013	13,012	96,932	16,053
	952,915	25,261	924,277	29,506

The movement in the allowance for expected credit loss in respect of trade and other receivables during the year was as follows:

	2024	2023
Balance, beginning of year	29,506	29,038
Business combinations	2,837	2,100
Bad debt expenses	14,846	30,992
Amount written off and recoveries	(19,631)	(33,302)
Effect of movements in exchange rates	(2,297)	678
Balance, end of year	25,261	29,506

b)
Liquidity risk

Liquidity risk is the risk that the Group will not be able to meet its financial obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to its reputation.

Cash inflows and cash outflows requirements from the Group’s entities are monitored closely and separately to ensure the Group optimizes its cash return on investment. Typically, the Group ensures that it has sufficient cash to meet expected operational expenses; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted. The Group monitors its short and medium-term liquidity needs on an ongoing basis using forecasting tools. In addition, the Group maintains revolving facilities, which have $549.7 million availability as at December 31, 2024 (2023 - $915.3 million) and an additional $175.0 million credit available (CAD $245 million and USD $5 million) (2023 - $190.0 million, CAD $245 million and USD $5 million). The additional credit is available under certain conditions under the Group’s syndicated bank agreement.

The following are the contractual maturities of the financial liabilities, including estimated interest payment:

	Carrying	Contractual	Less than	1 to 2	2 to 5	More than
	amount	cash flows	1 year	years	years	5 years
2024
Trade and other payables	639,190	639,190	639,190	-	-	-
Long-term debt	2,402,881	3,178,019	209,454	973,603	522,404	1,472,558
Other financial liability*	7,779	7,779	7,779	-	-	-
	3,049,850	3,824,988	856,423	973,603	522,404	1,472,558

2023
Trade and other payables	671,939	671,939	671,939	-	-	-
Long-term debt	1,884,274	2,644,474	257,414	354,206	293,772	1,739,082
Other financial liability*	13,572	13,572	12,732	840	-	-
	2,569,785	3,329,985	942,085	355,046	293,772	1,739,082

* Includes the contractual maturities for the contingent considerations presented in other financial liabilities. Other financial liabilities with no contractual cashflows in the amount of $11.9 million (2023 - $13.5 million) are excluded from the table above.

It is not expected that the contractual cash flows could occur significantly earlier, or at significantly different amounts.

c)
Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates and interest rates, will affect the Group’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposure within acceptable parameters, while optimizing the return.

The Group buys and sell derivatives, periodically, although no derivatives were in effect during 2024 and 2023, and also incurs financial liabilities, in order to manage market risks. All such transactions are carried out within the guidelines set by the Group’s management and it does not use derivatives for speculative purposes.

The Group buys investment in equity securities to hold the investments for the long term for strategic purposes. All investments are designated as fair value through OCI.

d)
Currency risk

The Group is exposed to currency risk on financial assets and liabilities, sales and purchases that are denominated in a currency other than the respective functional currencies of Group entities. Primarily the Canadian entities are exposed to U.S. dollars and entities having a functional currency other than the Canadian dollars (foreign operations) are not significantly exposed to currency risk. The Group mitigates and manages its future USD cash flow by creating offsetting positions through the use of foreign exchange contracts periodically, although none were in effect during 2024 and 2023, and USD debt.

To mitigate its financial net liabilities exposure to foreign currency risk related to Canadian entities, the Group designated a portion of its U.S. dollar denominated debt as a hedging item in a net investment hedge.

The Group’s financial assets and liabilities exposure to foreign currency risk related to Canadian entities was as follows based on notional amounts:

	2024	2023
Trade and other receivables	53,423	41,239
Trade and other payables	(8,984)	(7,379)
Long-term debt	(1,653,291)	(1,654,689)
Balance sheet exposure	(1,608,852)	(1,620,829)
Long-term debt designated as investment hedge	1,655,000	1,655,000
Net balance sheet exposure	46,148	34,171

The Group estimates its annual net USD denominated cash flow from operating activities at approximately $500 million (2023 - $470 million). This cash flow is earned evenly throughout the year.

The following exchange rates applied during the year:

	December 31, 2024	December 31, 2023
Average USD for the year ended	1.3698	1.3497
Closing USD as at	1.4384	1.3243

Sensitivity analysis

A 1-cent increase in the U.S. dollar at the reporting date, assuming all other variables, in particular interest rates, remain constant, would have increased (decreased) equity and income or loss by the amounts shown below. The analysis is performed on the same basis for 2023.

	2024		2023
	1-cent	1-cent	1-cent	1-cent
	Increase	Decrease	Increase	Decrease
Balance sheet exposure	(11,185)	11,185	(12,239)	12,239
Long-term debt designated as investment hedge	11,506	(11,506)	12,497	(12,497)
Net balance sheet exposure	321	(321)	258	(258)

e)
Interest rate risk

The Group’s intention is to minimize its exposure to changes in interest rates by maintaining a significant portion of fixed-rate interest-bearing long-term debt. This is achieved by periodically entering into interest rate swaps, although no interest rate swaps were in effect during 2024 and 2023.

At December 31, 2024 and 2023, the interest rate profile of the Group’s carrying amount of interest-bearing financial instruments:

	2024	2023
Fixed rate instruments	2,402,881	1,884,182

Fair value sensitivity analysis for fixed rate instruments

The Group does not account for any fixed rate financial liabilities at fair value through income or loss. Therefore a change in interest rates at the reporting date would not affect income or loss.

f)
Capital management

For the purposes of capital management, capital consists of share capital and retained earnings of the Group. The Group's objectives when managing capital are:

•
To ensure proper capital investment in order to provide stability and competitiveness to its operations;
•
To ensure sufficient liquidity to pursue its growth strategy and undertake selective acquisitions;
•
To maintain an appropriate debt level so that there are no financial constraints on the use of capital; and
•
To maintain investors, creditors and market confidence.

The Group seeks to maintain a balance between the highest returns that might be possible with higher levels of borrowings and the advantages and security of a sound capital position.

The Group monitors its long-term debt using the ratios below to maintain an appropriate debt level. The Group’s debt-to-equity and debt-to-capitalization ratios are as follows:

	2024	2023
Long-term debt	2,402,881	1,884,182
Shareholders' equity	2,673,275	2,591,410
Debt-to-equity ratio	0.90	0.73
Debt-to-capitalization ratio[1]	0.47	0.42

[1] Long-term debt divided by the sum of shareholders' equity and long-term debt.

There were no changes in the Group’s approach to capital management during the year.

The Group’s credit facility and term loan agreement requires monitoring of two ratios on a quarterly basis. The first is a ratio of total debt plus letters of credit and some other long-term liabilities less cash (unrestricted cash for the credit facility and cash up to $100 million for the unsecured senior notes) to net income or loss before finance income and costs, income tax expense (recovery), depreciation, amortization, impairment of intangible assets, bargain purchase gain, and gain or loss on sale of land and buildings, assets held for sale and intangible assets (“Adjusted EBITDA”). The second is a ratio of adjusted earnings before interest, income taxes, depreciation and amortization and rent expense (“EBITDAR”), including last twelve months adjusted EBITDAR from acquisitions to interest and net rent expenses. These ratios are measured on a consolidated last twelve-month basis and are calculated as prescribed by the credit agreement which, among other things, requires the exclusion of the impact of IFRS 16 leases. These ratios must be kept below a certain threshold so as not to breach a covenant in the Group’s syndicated bank. At December 31, 2024 and 2023, the Group was in compliance with its financial covenants.

Management believes that the Group has sufficient liquidity to continue both its operations as well as its acquisition strategy.

Upon maturity of the Group’s long-term debt, the Group’s management and its Board of Directors will assess if the long-term debt should be renewed at its original value, increased or decreased based on the then required capital, credit availability and future interest rates.

g)
Accounting classification and fair values

The fair values of financial assets and liabilities, together with the carrying amounts shown in the statements of financial position, are as follows:

	December 31, 2024		December 31, 2023
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Financial assets
Assets carried at fair value
Investment in equity securities	22,097	22,097	50,209	50,209
Assets carried at amortized cost
Trade and other receivables	927,654	927,654	894,771	894,771
	949,751	949,751	944,980	944,980

Financial liabilities
Liabilities carried at fair value
Other financial liability	19,686	19,686	27,119	27,119
Liabilities carried at amortized cost
Trade and other payables	639,190	639,190	671,936	671,936
Long-term debt	2,402,881	2,339,947	1,884,182	1,678,662
	3,061,757	2,998,823	2,583,237	2,377,717

Interest rates used for determining fair value

The carrying amount of the Group’s debt does not approximate fair value. The interest rates used to discount estimated cash flows to calculate fair value, when applicable, are based on the current interest rates for debt with similar terms, company rating and remaining maturity.

Fair value hierarchy

The Group’s financial assets and liabilities recorded at fair value on a recurring basis are investment in equity securities discussed above. Investment in equity securities include Level 1 investments that are marked to market with the publicly traded information as at December 31, 2024 and Level 2 investments that are marked to market using valuation techniques in which all significant inputs were based on observable market data. The remaining investment in equity securities is measured using level-3 inputs of the fair value hierarchy.